Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000234391 | Targa Resources Corp.
Holdings [Line Items]
Percent of Total Investments	7.90%
C000234391 | Energy Transfer LP
Holdings [Line Items]
Percent of Total Investments	7.10%
C000234391 | Enterprise Products Partners LP
Holdings [Line Items]
Percent of Total Investments	6.90%
C000234391 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Total Investments	6.80%
C000234391 | Williams Cos., Inc.
Holdings [Line Items]
Percent of Total Investments	5.60%
C000234391 | DT Midstream, Inc.
Holdings [Line Items]
Percent of Total Investments	5.40%
C000234391 | Clearway Energy, Inc.C
Holdings [Line Items]
Percent of Total Investments	4.40%
C000234391 | Antero Resources Corp.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000234391 | Western Midstream Partners LP
Holdings [Line Items]
Percent of Total Investments	4.10%
C000234391 | Antero Midstream Corp.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000234391 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	82.40%
C000234391 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	14.90%
C000234391 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.20%
C000234391 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.50%
C000248822 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	12.10%
C000248822 | Federal Home Loan Mortgage Corp.
Holdings [Line Items]
Percent of Total Investments	6.10%
C000248822 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	3.80%
C000248822 | Federal National Mortgage Association Connecticut Avenue Securities
Holdings [Line Items]
Percent of Total Investments	3.10%
C000248822 | Mizuho Floater Residual Trust Revenue
Holdings [Line Items]
Percent of Total Investments	2.10%
C000248822 | Federal Home Loan Mortgage Corp. STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	2.00%
C000248822 | Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Total Investments	1.30%
C000248822 | Citigroup, Inc.
Holdings [Line Items]
Percent of Total Investments	1.30%
C000248822 | Boeing Co.
Holdings [Line Items]
Percent of Total Investments	1.20%
C000248822 | Government National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	1.20%
C000248822 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000248822 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000248822 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000248822 | AssetMunicipal Notes
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000248822 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000248822 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000248822 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000250828 | Ballyrock CLO 27 Ltd.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000250828 | Wellington Management CLO 3 Ltd.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000250828 | Symphony CLO 45 Ltd.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000250828 | AGL CLO 33 Ltd.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000250828 | Bausch & Lomb Corp.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000250828 | CSC Holdings LLC
Holdings [Line Items]
Percent of Total Investments	1.20%
C000250828 | CCO Holdings LLC/CCO Holdings Capital Corp.
Holdings [Line Items]
Percent of Total Investments	1.00%
C000250828 | Trident TPI Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	1.00%
C000250828 | Charles Schwab Corp.
Holdings [Line Items]
Percent of Total Investments	1.00%
C000250828 | Cornerstone Generation LLC
Holdings [Line Items]
Percent of Total Investments	1.00%
C000250828 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	63.10%
C000250828 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000250828 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000250828 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000250828 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000250828 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)	[2]
C000250828 | AssetForeign Government Securities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000255680 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	1.40%
C000255680 | Federal Home Loan Mortgage Corp.
Holdings [Line Items]
Percent of Total Investments	7.60%
C000255680 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	7.20%
C000255680 | Federal National Mortgage Association Connecticut Avenue Securities
Holdings [Line Items]
Percent of Total Investments	2.10%
C000255680 | Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Total Investments	1.30%
C000255680 | Government National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	1.20%
C000255680 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	2.70%
C000255680 | Warnermedia Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000255680 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000255680 | Foundry JV Holdco LLC
Holdings [Line Items]
Percent of Total Investments	1.50%
C000255680 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000255680 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000255680 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000255680 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000255680 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)	[3]
C000255680 | AssetForeign Government Securities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000255680 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000255680 | AssetU.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%

[1]	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.
[2]	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.
[3]	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.